Note 17 - Fair Value of Financial Instruments - Fair Value of Financial Instruments (Details) - CAD ($) $ in Thousands	Jan. 31, 2024	Oct. 31, 2023
Other financial liabilities [member]
Statement Line Items [Line Items]
Liabilities, book value	$ 175,455	$ 176,039
Liabilities, fair value	175,455	176,039
Deposits from banks [member]
Statement Line Items [Line Items]
Liabilities, book value	3,638,656	3,533,366
Liabilities, fair value	3,606,715	3,436,491
Subordinated notes [member]
Statement Line Items [Line Items]
Liabilities, book value	103,355	106,850
Liabilities, fair value	100,454	109,033
Level 1 of fair value hierarchy [member] | Other financial liabilities [member]
Statement Line Items [Line Items]
Liabilities, fair value	0	0
Level 1 of fair value hierarchy [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Liabilities, fair value	0	0
Level 1 of fair value hierarchy [member] | Subordinated notes [member]
Statement Line Items [Line Items]
Liabilities, fair value	0	0
Level 2 of fair value hierarchy [member] | Other financial liabilities [member]
Statement Line Items [Line Items]
Liabilities, fair value	0	0
Level 2 of fair value hierarchy [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Liabilities, fair value	0	0
Level 2 of fair value hierarchy [member] | Subordinated notes [member]
Statement Line Items [Line Items]
Liabilities, fair value	100,454	109,033
Level 3 of fair value hierarchy [member] | Other financial liabilities [member]
Statement Line Items [Line Items]
Liabilities, fair value	175,455	176,039
Level 3 of fair value hierarchy [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Liabilities, fair value	3,606,715	3,436,491
Level 3 of fair value hierarchy [member] | Subordinated notes [member]
Statement Line Items [Line Items]
Liabilities, fair value	0	0
Cash and cash equivalents [member]
Statement Line Items [Line Items]
Assets, book value	127,509	132,242
Assets, fair value	127,509	132,242
Cash and cash equivalents [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	127,509	132,242
Cash and cash equivalents [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	0	0
Cash and cash equivalents [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	0	0
Securities [member]
Statement Line Items [Line Items]
Assets, book value	133,005	167,940
Assets, fair value	133,005	167,940
Securities [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	133,005	167,940
Securities [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	0	0
Securities [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	0	0
Loans, net [member]
Statement Line Items [Line Items]
Assets, book value	3,984,281	3,850,404
Assets, fair value	3,975,636	3,837,599
Loans, net [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	0	0
Loans, net [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	0	0
Loans, net [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	3,975,636	3,837,599
Derivatives [member]
Statement Line Items [Line Items]
Assets, book value	587	1,517
Assets, fair value	587	1,517
Derivatives [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	0	0
Derivatives [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	587	1,517
Derivatives [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	0	0
Other financial assets [member]
Statement Line Items [Line Items]
Assets, book value	953	953
Assets, fair value	953	953
Other financial assets [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	0	0
Other financial assets [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	0	0
Other financial assets [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	$ 953	$ 953